ACQUISITIONS, GOODWILL, INTANGIBLE ASSETS, AND INVESTMENTS (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill, beginning		$ 1,702,119
Impairment losses	$ 0	(1,287,969)
Aggregate goodwill acquired	0	6,785,416
Goodwill, ending		7,199,567
Boston Solars [Member]
Goodwill, beginning		0
Impairment losses	0	0
Aggregate goodwill acquired	0	6,785,416
Goodwill, ending		6,785,416
Direct Solars America [Member]
Goodwill, beginning		1,212,969
Impairment losses		(1,212,969)
Aggregate goodwill acquired		0
Goodwill, ending		0
Box Pure Airs [Member]
Goodwill, beginning		414,151
Impairment losses	0	0
Aggregate goodwill acquired	$ 0	0
Goodwill, ending		414,151
EnergyWyzes [Member]
Goodwill, beginning		75,000
Impairment losses		(75,000)
Aggregate goodwill acquired		0
Goodwill, ending		$ 0